Commitments and Contingencies - Summary of Financial Instruments Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments to grant loans	$ 61,240	$ 161,350
Unfunded commitments under lines of credit	4,617,802	4,007,954
Commercial and standby letters of credit	150,281	134,882
Reserve for unfunded lending commitments	$ 14,145	$ 11,801	$ 11,147	$ 0